Related party transactions - Summary of Compensation of Key Management Personnel and Directors (Detail) - Key management personnel and Directors [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of transactions between related parties [line items]
Salaries and other short-term employee benefits	$ 23	$ 27
Post-employment benefits	2	2
Share-based payments	39	40
Compensation of key management personnel and Directors	$ 64	$ 69